Income Taxes - Summary of Provision for (Recovery of) Income Taxes (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Current income taxes
Provision for (recovery of) income taxes for the current period	$ 2,873	$ 2,073	$ 2,106
Adjustments in respect of prior years and other	(76)	5	(66)
Total current income taxes	2,797	2,078	2,040
Deferred income taxes
Provision for (recovery of) deferred income taxes related to the origination and reversal of temporary differences	76	215	50
Effect of changes in tax rates	302	13	2
Adjustments in respect of prior years and other	7	(53)	51
Total deferred income taxes	385	175	103
Total provision for income taxes - Consolidated Statement of Income	3,182	2,253	2,143
Provision for (recovery of) income taxes - Statement of Other Comprehensive Income
Current income taxes	(48)	261	57
Deferred income taxes	(701)	(755)	(229)
Income tax relating to components of other comprehensive income, Total	(749)	(494)	(172)
Income taxes - other non-income related items including business combinations and other adjustments
Current income taxes	(3)	29	26
Deferred income taxes	(2)		(5)
Income taxes related to business combinations and other adjustments., Total	(5)	29	21
Total provision for (recovery of) income taxes	2,428	1,788	1,992
Current income taxes
Federal	1,491	1,115	1,003
Provincial	1,055	797	693
Foreign	200	456	427
Current income tax expense benefit	2,746	2,368	2,123
Deferred income taxes
Deferred income taxes	(244)	(233)	(171)
Deferred income taxes	(160)	(156)	(116)
Deferred income taxes	86	(191)	156
Deferred income taxes	(318)	(580)	(131)
Total provision for (recovery of) income taxes	$ 2,428	$ 1,788	$ 1,992